INCOME TAXES (Details Narrative)	12 Months Ended
Feb. 28, 2023 USD ($)
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation at federal statutory income tax rate	21.00%
Operating loss carry forwards	$ 1,327,000